Capital Stock - Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Share-based Compensation [Abstract]
Document Period End Date	Feb. 29, 2016
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 2.49	$ 4.32
Risk-free interest rates	1.00%	1.25%
Expected life in years	3 years 4 months 17 days	3 years 8 months 2 days
Expected dividend yield	0.00%	0.00%
Volatility	54.60%	56.59%